Morgan Stanley Dean Witter                               Two World Trade Center,
Insured Municipal Income Trust
Letter to the Shareholders October 31, 1999             New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy, led by consumer demand, has continued to experience robust growth this year. The fixed-income markets anticipated that the Federal Reserve Board would remove the liquidity it provided during last year's international economic crises. The Fed changed monetary policy and raised the federal-funds rate 50 basis points to 5.25 percent during the summer. By October long-term interest rates had risen to levels last seen two years ago. Subsequently, the Fed raised the federal-funds rate an additional 25 basis points to 5.50 percent in November.

MUNICIPAL MARKET CONDITIONS

Long-term insured municipal index yields began 1999 near a record low of 5.05 percent. By the end of October, municipal index yields had increased 100 basis points to 6.05 percent. Since bond prices move inversely to changes in interest rates, these higher yields resulted in significantly lower bond prices. The increase in yields translated into a 13 percent price decline for a generic insured municipal bond with a 30-year maturity.

The municipal market outperformed U.S. Treasury bonds early in the year but gradually gave ground. The ratio of long-term insured municipal index yields to benchmark 30-year Treasury yields is a measure of relative performance. The ratio declined from 99 percent at the end of 1998 to 91 percent in May before rising to 98 percent by the end of October. A declining ratio means that municipals have outperformed Treasuries. Over the past five years the ratio has ranged from a high of 99 percent, to a low of 82 percent.

Higher interest rates led to a reduction in municipal market underwriting this year. New issue volume declined 20 percent in the first ten months of 1999. Refunding activity, the most interest rate sensitive component of supply, was down 50 percent.

Morgan Stanley Dean Witter Insured Municipal Income Trust
Letter to the Shareholders October 31, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


                         30-YEAR BOND YIELDS 1994-1999

           AAA                                       AAA
  Date     Ins     Tsy  % Relationship      Date     Ins    Tsy   % Relationship

12/31/93   5.40%  6.34%     85.17%        11/29/96   5.50   6.35     86.61%
01/31/94   5.40   6.24      86.54%        12/31/96   5.60   6.63     84.46%
02/28/94   5.80   6.66      87.09%        01/31/97   5.70   6.79     83.95%
03/31/94   6.40   7.09      90.27%        02/28/97   5.65   6.80     83.09%
04/29/94   6.35   7.32      86.75%        03/31/97   5.90   7.10     83.10%
05/31/94   6.25   7.43      84.12%        04/30/97   5.75   6.94     82.85%
06/30/94   6.50   7.61      85.41%        05/30/97   5.65   6.91     81.77%
07/29/94   6.25   7.39      84.57%        06/30/97   5.60   6.78     82.60%
08/31/94   6.30   7.45      84.56%        07/30/97   5.30   6.30     84.13%
09/30/94   6.55   7.81      83.87%        08/31/97   5.50   6.61     83.21%
10/31/94   6.75   7.96      84.80%        09/30/97   5.40   6.40     84.38%
11/30/94   7.00   8.00      87.50%        10/31/97   5.35   6.15     86.99%
12/30/94   6.75   7.88      85.66%        11/30/97   5.30   6.05     87.60%
01/31/95   6.40   7.70      83.12%        12/31/97   5.15   5.92     86.99%
02/28/95   6.15   7.44      82.66%        01/31/98   5.15   5.80     88.79%
03/31/95   6.15   7.43      82.77%        02/28/98   5.20   5.92     87.84%
04/28/95   6.20   7.34      84.47%        03/31/98   5.25   5.93     88.53%
05/31/95   5.80   6.66      87.09%        04/30/98   5.35   5.95     89.92%
06/30/95   6.10   6.62      92.15%        05/29/98   5.20   5.80     89.66%
07/31/95   6.10   6.86      88.92%        06/30/98   5.20   5.65     92.04%
08/31/95   6.00   6.66      90.09%        07/31/98   5.18   5.71     90.72%
09/29/95   5.95   6.48      91.82%        08/31/98   5.03   5.27     95.45%
10/31/95   5.75   6.33      90.84%        09/30/98   4.95   5.00     99.00%
11/30/95   5.50   6.14      89.58%        10/31/98   5.05   5.16     97.87%
12/29/95   5.35   5.94      90.07%        11/30/98   5.00   5.06     98.81%
01/31/96   5.40   6.03      89.55%        12/31/98   5.05   5.10     99.02%
02/29/96   5.60   6.46      86.69%        01/31/99   5.00   5.09     98.23%
03/29/96   5.85   6.66      87.84%        02/28/99   5.10   5.58     91.40%
04/30/96   5.95   6.89      86.36%        03/31/99   5.15   5.63     91.47%
05/31/96   6.05   6.99      86.55%        04/30/99   5.20   5.66     91.87%
06/28/96   5.90   6.89      85.63%        05/31/99   5.30   5.83     90.91%
07/31/96   5.85   6.97      83.93%        06/30/99   5.47   5.96     91.78%
08/30/96   5.90   7.11      82.98%        07/31/99   5.55   6.10     90.98%
09/30/96   5.70   6.93      82.25%        08/31/99   5.75   6.06     94.88%
10/31/96   5.65   6.64      85.09%        09/30/99   5.85   6.05     96.69%
                                          10/31/99   6.03   6.16     97.89%

Source: Municipal Market Data-A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

In this interest rate environment, the net asset value (NAV) of Morgan Stanley Dean Witter Insured Municipal Income Trust (IIM) declined from $15.47 to $13.69 per share for the fiscal year ended October 31, 1999. Based on this change plus reinvestment of tax-free dividends totaling $0.8425 per share, the Trust's total NAV return was -6.25 percent. IIM's value on the New York Stock Exchange (NYSE) fell from $14.8125 to $13.25 per share during the same period. Based on this change plus reinvestment of tax-free dividends, the IIM's total market return was -5.17 percent. On October 31, 1999, IIM's NYSE market price represented a
3.21 percent discount to its NAV.

Monthly dividends for the fourth quarter of 1999 were declared in September. Beginning with the October payment, the dividend was increased from $0.07 to $0.0725 per share. The new dividend rate reflects the Trust's estimated earnings over the next 6 - 12 months and its $0.117 per share cushion of undistributed net investment income on October 31, 1999.

Morgan Stanley Dean Witter Insured Municipal Income Trust
Letter to the Shareholders October 31, 1999, continued

PORTFOLIO STRUCTURE

The Trust's investments were diversified among 13 long-term sectors and 75 credits. At the end of October, the portfolio's average maturity was 19 years. Average duration, a measure of sensitivity to interest rate changes, was 10.3 years. Issues in the refunded bond category comprised 8 percent of net assets. These bonds have been refinanced and will be redeemed on the dates shown in the portfolio. The accompanying charts provide current information on the portfolio's credit enhancements, sector distribution and geographic diversification. Optional call provisions by year with their respective cost
(book) yields are also charted.

THE IMPACT OF LEVERAGING

As discussed in previous shareholder reports, the total income available for distribution to common shareholders includes incremental income provided by the Trust's outstanding Auction Rate Preferred shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to one year. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the 12-month period, ARPS leverage contributed approximately $0.08 per share to common share earnings. Weekly ARPS yields ranged between 2.75 and 5.00 percent. In comparison, the yield on 1-year municipal notes increased from 3.04 percent at the end of 1998, to 3.77 percent at the end of October 1999. The Trust's five ARPS series totaled $155 million and represented 29 percent of net assets.

LOOKING AHEAD

The Federal Reserve Board raised interest rates twice in the summer and again in November 1999. This confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. Depending on the impact of tight labor markets and higher commodity prices on inflation, the central bank may raise short-term interest rates further. However, we believe municipal bonds continue to offer long-term investors good value especially in relationship to Treasuries.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In

Morgan Stanley Dean Witter Insured Municipal Income Trust
Letter to the Shareholders October 31, 1999, continued

addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust, when appropriate, may purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions. During the fiscal year ended October 31, 1999 the Trust purchased and retired 368,900 shares of common stock at a weighted average market discount of 5.33 percent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Insured Municipal Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,


/s/ CHARLES A. FIUMEFREDDO                   /s/ MITCHELL M. MERIN
--------------------------                   ---------------------
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
Chairman of the Board                        President

Morgan Stanley Dean Witter Insured Municipal Income Trust
Letter to the Shareholders October 31, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

LARGEST SECTORS AS OF OCTOBER 31, 1999
(% OF NET ASSETS)

ELECTRIC              19%
WATER & SEWER         13%
HOSPITAL              12%
IDR/PCR*              11%
HOUSING                9%
REFUNDED               8%
GENERAL OBLIGATION     8%
TRANSPORTATION         7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

CREDIT ENHANCEMENTS AS OF OCTOBER 31, 1999
(% OF TOTAL LONG-TERM PORTFOLIO)

FSA                   17%
FGIC                  20%
AMBAC                 22%
MBIA                  41%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.


                        GEOGRAPHIC SUMMARY OF INVESTMENTS
                BASED ON MARKET VALUE AS A PERCENT OF NET ASSETS
                                OCTOBER 31, 1999

ALABAMA .......................   0.8%     KENTUCKY ......................   3.2%    NORTH CAROLINA ................   3.5%
ALASKA ........................   0.6      LOUISIANA .....................   2.7     OHIO ..........................   0.8
ARIZONA .......................   1.8      MAINE .........................   1.9     PENNSYLVANIA ..................   6.7
CALIFORNIA ....................   4.6      MASSACHUSETTS .................   3.5     RHODE ISLAND ..................   2.8
COLORADO ......................   1.4      MICHIGAN ......................   3.6     SOUTH CAROLINA ................   4.3
CONNECTICUT ...................   2.8      MINNESOTA .....................   0.4     TENNESSEE .....................   1.6
DISTRICT OF COLUMBIA ..........   2.9      MISSOURI ......................   0.8     TEXAS .........................   9.1
FLORIDA .......................   4.0      MONTANA .......................   1.0     UTAH ..........................   0.7
GEORGIA .......................   1.4      NEVADA ........................   4.3     VIRGINIA ......................   2.2
HAWAII ........................   0.3      NEW JERSEY ....................   2.4     WASHINGTON ....................   5.1
ILLINOIS ......................   5.8      NEW MEXICO ....................   1.0     WEST VIRGINIA .................   2.4
INDIANA .......................   5.0      NEW YORK ......................   1.0     WISCONSIN .....................   2.7
                                                                                                                      ----
                                                                                     TOTAL .........................  99.1%
                                                                                                                      ====

Portfolio structure is subject to change.

Morgan Stanley Dean Witter Insured Municipal Income Trust
Letter to the Shareholders October 31, 1999, continued

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]


                      CALL AND COST (BOOK) YIELD STRUCTURE
                                OCTOBER 31, 1999

PERCENT CALLABLE*

1999           0%
2000           2%
2001           0%
2002          16%
2003          55%
2004           3%
2005           2%
2006           1%
2007           1%
2008           3%
2009           5%
2010+         12%

WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS


COST (BOOK) YIELD**

1999          0.0%
2000          6.0%
2001          0.0%
2002          5.8%
2003          5.8%
2004          5.8%
2005          5.9%
2006          5.9%
2007          5.6%
2008          5.3%
2009          5.5%
2010+         5.7%

WEIGHTED AVERAGE BOOK YIELD: 5.8%

*  % BASED ON LONG-TERM PORTFOLIO.
** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT
   BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE TRUST OPERATING EXPENSES. FOR EXAMPLE, THE TRUST EARNED A BOOK YIELD OF 5.8% ON 16% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2002.
   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Dean Witter Insured Municipal Income Trust
Results of Annual Meeting (unaudited)

                                      * * *


On October 28, 1999, an annual meeting of the Trust's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:


(1) ELECTION OF TRUSTEES BY ALL SHAREHOLDERS:

Wayne E. Hedien
   For ......................................  19,896,360
   Withheld .................................     373,000

John L. Schroeder
   For ......................................  19,889,666
   Withheld .................................     379,694

(2) ELECTION OF TRUSTEE BY PREFERRED SHAREHOLDERS:

Dr. Manuel H. Johnson
   For ......................................       2,713
   Withheld .................................           1

The following Trustees were not standing for reelection at this meeting:

   Michael Bozic, Charles A. Fiumefreddo, Edwin J. Garn, Michael E. Nugent and Philip J. Purcell.

(3) RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT ACCOUNTANTS:
   For ......................................  19,811,129
   Against ..................................      86,623
   Abstain ..................................     371,608

Morgan Stanley Dean Witter Insured Municipal Income Trust
Portfolio of Investments October 31, 1999


 PRINCIPAL
 AMOUNT IN                                                                                 COUPON     MATURITY
 THOUSANDS                                                                                  RATE        DATE          VALUE
-----------                                                                              ----------  ---------- ---------------
            TAX-EXEMPT MUNICIPAL BONDS (96.9%)
            General Obligation (7.7%)
            District of Columbia,
 $   5,000   Refg Ser 1993 B (AMBAC) ..................................................... 5.50 %      06/01/09   $  5,040,500
     6,000   Refg Ser 1993 B (FSA) ....................................................... 5.50        06/01/10      5,990,160
    10,000  Cook County, Illinois, Ser B (FGIC) .......................................... 5.50        11/15/22      9,181,400
     5,000  River Rouge School District, Michigan, 1993 Bldg & Site Unltd Tax (FSA) ...... 5.625       05/01/22      4,770,100
     3,000  Vicksburg Community Schools, Michigan, 1993 Refg (MBIA) ...................... 5.625       05/01/20      2,878,500
     6,000  Clark County Sanitation District, Nevada, Refg 1993 (FGIC) ................... 5.70        07/01/12      6,051,480
     8,000  Washoe County, Nevada, Reno - Sparks Convention Ltd Tax Ser 1993 A
             (FGIC) ...................................................................... 5.75        07/01/22      7,676,720
 ---------                                                                                                        ------------
    43,000                                                                                                          41,588,860
 ---------                                                                                                        ------------
            Educational Facilities Revenue (3.3%)
     4,000  Alabama State University, General Tuition & Fee Ser 1993 (MBIA) .............. 5.70        05/01/15      3,957,840
     3,000  District of Columbia, American Association for the Advancement of Science
             Ser 1997 (AMBAC) ............................................................ 5.125       01/01/27      2,571,930
     4,000  Illinois Educational Facilities Authority, DePaul University Refg Ser 1997
             (AMBAC) ..................................................................... 5.50        10/01/19      3,733,920
     3,000  Indiana University, Student Fee Ser J (FGIC) ................................. 5.00        08/01/18      2,615,850
            Rhode Island Health & Educational Building Corporation,
     2,500   Providence College Ser 1993 (MBIA) .......................................... 5.60        11/01/15      2,412,975
     2,500   Providence College Ser 1993 (MBIA) .......................................... 5.60        11/01/22      2,346,500
 ---------                                                                                                        ------------
    19,000                                                                                                          17,639,015
 ---------                                                                                                        ------------
            Electric Revenue (18.5%)
    16,000  Redding, California, Ser 1993 A COPs (FGIC) .................................. 5.684       06/01/19     15,673,760
            Massachusetts Municipal Wholesale Electric Company,
     5,000   1993 Ser A (AMBAC) .......................................................... 5.00        07/01/10      4,842,950
    10,000   1993 Ser A (AMBAC) .......................................................... 5.45        07/01/18      9,375,900
    20,000  North Carolina Municipal Power Agency #1, Catawba Ser 1993 (MBIA) ............ 5.60        01/01/20     18,913,400
     4,000  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) ........ 5.375       01/01/25      3,682,880
    11,600  South Carolina Public Service Authority, 1993 Refg Ser A (MBIA) .............. 5.50        07/01/21     10,755,056
    10,000  Lower Colorado River Authority, Texas, Refg Ser 1999 A (FSA) (WI) ............ 5.875       05/15/16      9,973,500
     8,000  Texas Municipal Power Agency, Refg Ser 1993 (MBIA) ........................... 5.25        09/01/12      7,752,560
    10,000  Washington Public Power Supply System, Nuclear Proj #1 Refg Ser 1993 A
             (MBIA) ...................................................................... 5.70        07/01/17      9,691,900
    10,000  Wisconsin Public Power Incorporated, Refg Ser 1993 A (AMBAC) ................. 5.25        07/01/21      8,940,400
 ---------                                                                                                        ------------
   104,600                                                                                                          99,602,306
 ---------                                                                                                        ------------
            Hospital Revenue (11.7%)
     5,000  Mesa Industrial Development Authority, Arizona, Discovery Health
             Ser 1999 A (MBIA) ........................................................... 5.875       01/01/16      4,945,550
     2,100  District of Columbia, Children's Hospital Refg Ser 1992 A (FGIC) ............. 6.25        07/15/10      2,211,090
     5,000  Sarasota County Public Hospital Board, Florida, Sarasota Memorial Hospital
             Refg Ser 1998 B (MBIA) ...................................................... 5.25        07/01/24      4,508,050

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Portfolio of Investments October 31, 1999 , continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON     MATURITY
 THOUSANDS                                                                                    RATE        DATE          VALUE
-----------                                                                                 --------   ----------  ------------
 $   8,000  Fulton-DeKalb Hospital Authority, Georgia, Grady Memorial Hospital
             Refg Ser 1993 (MBIA) .........................................................   5.50 %    01/01/20   $  7,464,080
     4,000  Indiana Health Facilities Financing Authority, Deaconess Hospital Inc
             Refg Ser 1993 (MBIA) .........................................................   5.75      03/01/15      3,908,080
     5,000  Kentucky Economic Development Finance Authority, St Elizabeth Medical
             Center Inc Ser 1993 A (FGIC) .................................................   6.00      12/01/22      4,974,950
     3,935  Maine Health & Higher Educational Facilities Authority, Ser 1993 A (FSA) ......   5.50      07/01/23      3,631,690
     5,000  Massachusetts Health & Educational Facilities Authority, Lahey Clinic
             Medical Center Ser B (MBIA) ..................................................   5.625     07/01/15      4,825,500
     5,000  Missouri Health & Educational Facilities Authority, SSM Health Care
             Ser 1998 A (MBIA) ............................................................   5.00      06/01/22      4,324,650
     5,000  Washington County Hospital Authority, Pennsylvania, Washington Hospital
             Ser 1993 (AMBAC) .............................................................   5.625     07/01/23      4,698,100
     4,000  Chattanooga-Hamilton County Hospital Authority, Tennessee, Erlanger
             Medical Center Refg Ser 1993 (FSA) ...........................................   5.50      10/01/13      3,908,600
     5,075  Amarillo Health Facilities Corporation, Texas, Baptist St Anthony's Hospital
             Ser 1998 (FSA) ...............................................................   5.50      01/01/17      4,836,171
     4,000  Washington Health Care Facilities, Swedish Health Services Ser 1998
             (AMBAC) ......................................................................   5.125     11/15/22      3,441,160
     5,500  Wisconsin Health & Educational Facilities Authority, Sisters of the Sorrowful
             Mother Health Care Ser AA (MBIA) .............................................   6.25      06/01/20      5,519,140
 ---------                                                                                                         ------------
    66,610                                                                                                           63,196,811
 ---------                                                                                                         ------------
            Industrial Development/Pollution Control Revenue (10.6%)
     7,500  Adams County, Colorado, Public Service Co of Colorado Refg 1993 Ser A
             (MBIA) .......................................................................   5.875     04/01/14      7,538,625
     4,000  St Johns County Industrial Development Authority, Florida, Professional Golf
             Hall of Fame Ser 1996 (MBIA) .................................................   5.875     09/01/23      3,997,080
    12,000  Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B (AMT)
             (MBIA) .......................................................................   5.75      02/15/28     11,213,040
     4,900  Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) ................   6.55      06/01/24      5,082,427
     5,400  Forsyth, Montana, Puget Sound Power & Light Co Ser 1993 (MBIA) ................   5.875     04/01/20      5,320,836
            Washoe County, Nevada, Sierra Pacific Power Co
     3,000   Ser 1987 (AMBAC) .............................................................   6.30      12/01/14      3,090,720
     5,000   Ser 1990 (AMT) (MBIA) ........................................................   6.65      06/01/17      5,264,550
     6,000  New York State Energy Research & Development Authority,
             Brooklyn Union Gas Co Ser D-1 & 2 (AMT) (MBIA) ...............................   5.635     07/08/26      5,589,540
    10,000  Brazos River Authority, Texas, Texas Utilities Electric Co Ser 1993 A (AMT)
             (AMBAC) ......................................................................   6.05      04/01/25      9,841,400
 ---------                                                                                                         ------------
    57,800                                                                                                           56,938,218
 ---------                                                                                                         ------------
            Mortgage Revenue - Multi-Family (1.5%)
     8,675  West Virginia Housing Development Fund, Ser A (AMBAC) .........................   5.65      11/01/21      8,236,739
 ---------                                                                                                         ------------

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Portfolio of Investments October 31, 1999 , continued


 PRINCIPAL
 AMOUNT IN                                                                                   COUPON    MATURITY
 THOUSANDS                                                                                    RATE      DATE          VALUE
-----------                                                                                ---------- ----------  -------------
            Mortgage Revenue - Single Family (7.8%)
 $   3,000  Alaska Housing Finance Corporation, Governmental 1995 Ser A (MBIA) ............   5.875%   12/01/24    $  2,889,450
    15,690  Connecticut Housing Finance Authority, 1992 Ser A-2 (AMT)
             (Secondary FSA) ..............................................................   6.05     11/15/25      15,249,111
     1,195  Maine Housing Authority, Mortgage Purchase 1990 Ser A-6 (AMT)
             (Secondary MBIA) .............................................................   6.35     11/15/22       1,197,713
    13,000  New Jersey Housing & Mortgage Finance Agency, Home Buyer
             1990 Ser F-3 (AMT) (MBIA) ....................................................   5.95     04/01/25      12,854,920
    10,000  Virginia Housing Development Authority, 1992 Ser B (AMT) (Secondary FSA).......   6.30     01/01/27       9,934,600
 ---------                                                                                                         ------------
    42,885                                                                                                           42,125,794
 ---------                                                                                                         ------------
            Public Facilities Revenue (4.3%)
    10,000  California Public Works Board, Corrections Refg 1993 Ser A (AMBAC) ............   5.00     12/01/19       8,991,800
     5,000  Florida Department of Management Services, Pool Refg Ser 1992 (AMBAC) .........   5.40     09/01/14       4,858,500
    10,000  Marion County Convention & Recreational Facilities Authority, Indiana,
             Excise Tax Refg Ser 1993 A (AMBAC) ...........................................   5.50     06/01/21       9,295,900
 ---------                                                                                                         ------------
   25,000                                                                                                            23,146,200
 ---------                                                                                                         ------------

            Student Loan Revenue (3.3%)
    18,000  Pennsylvania Higher Education Assistance Agency, 1988 Ser D (AMT)
 ---------   (AMBAC) ......................................................................   6.05     01/01/19      17,848,980
                                                                                                                   ------------
            Transportation Facilities Revenue (6.6%)
     5,000  Tucson, Arizona, Street & Highway Jr Lien Refg Ser 1993 (MBIA) ................   5.50     07/01/12       4,999,600
     5,000  Chicago, Illinois, Chicago-O'Hare Int'l Airport Second Lien Refg 1993 Ser A
             (AMT) (MBIA) .................................................................   5.60     01/01/18       4,704,200
     3,000  Kentucky Turnpike Authority, Econ Dev Road Revitalization Refg Ser 1993
             (AMBAC) ......................................................................   5.50     07/01/11       3,012,780
     2,500  Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
             Ser 1999 A (FGIC) ............................................................   5.125    01/01/31       2,165,000
     1,250  Clark County, Nevada, Las Vegas - McCarran Int'l Airport Sub Lien
             Ser 1999 A (MBIA) (WI) .......................................................   6.00     07/01/29       1,239,600
     9,000  Pennsylvania Turnpike Commission, Refg Ser O 1992 (FGIC) ......................   5.50     12/01/17       8,602,470
     5,000  South Carolina Transportation Infrastructure Bank, Ser 1999 A (AMBAC) .........   5.50     10/01/16       4,813,350
     4,000  Salt Lake City, Utah, Airport Refg Ser 1993 B (FGIC) ..........................   5.875    12/01/18       3,890,280
     2,000  Richmond Metropolitan Authority, Virginia, Expressway 1992 Ser B (FGIC) .......   6.25     07/15/22       2,019,220
 ---------                                                                                                         ------------
    36,750                                                                                                           35,446,500
 ---------                                                                                                         ------------
            Water & Sewer Revenue (12.9%)
     2,000  Honolulu City and County, Hawaii, Wastewater Sr Ser 1998 (FGIC) ...............   4.75     07/01/28       1,622,440
    15,000  Central Lake County Joint Action Water Agency, Illinois, Refg Ser 1993
             (FGIC) .......................................................................   5.375    05/01/20      13,753,500
    10,000  Louisville & Jefferson County Metropolitan Sewer District, Kentucky,
             Ser 1993 (MBIA) ..............................................................   5.30     05/15/19       9,187,500
     2,470  Detroit, Michigan, Sewage Refg Ser 1993 A (FGIC) ..............................   5.70     07/01/13       2,474,520
     5,000  Grand Rapids, Michigan, Sewer Impr & Refg Ser 1998 A (FGIC) ...................   4.75     01/01/28       4,073,700
     5,000  Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA) ......................   5.00     01/01/23       4,338,700



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Portfolio of Investments October 31, 1999 , continued


 PRINCIPAL
 AMOUNT IN                                                                                COUPON       MATURITY
 THOUSANDS                                                                                 RATE          DATE              VALUE
-----------                                                                             ---------- ---------------   ---------------
 $  15,000  Houston, Texas, Water & Sewer 1992 Ser C (MBIA) ............................   5.75 %      12/01/15        $ 14,983,500
            Seattle, Washington,
    10,000   Sewer Refg Ser Y (FGIC) ...................................................   5.70        01/01/15           9,806,300
     5,000   Sewer Refg Ser X (FGIC) ...................................................   5.50        01/01/16           4,797,950
     5,000  West Virginia Water Development Authority, Loan Program II
             Refg Ser A-11 (FSA) .......................................................   5.50        11/01/23           4,690,150
 ---------                                                                                                              -----------
   74,470                                                                                                                69,728,260
 ---------                                                                                                              -----------
            Other Revenue (0.5%)
     3,000  Florida Department of Environmental Protection, Preservation 2000
 ---------   Ser 1999 A (FGIC) .........................................................   5.25        07/01/13           2,914,320
                                                                                                                        -----------
            Refunded (8.2%)
    13,700  Louisiana Public Facilities Authority, Our Lady of the Lake Regional Medical
             Center Ser 1993 D & E (FSA)** .............................................   5.90        05/28/04+         14,417,469
     6,065  Maine Health & Higher Educational Facilities Authority, Ser 1993 A (FSA)
             (ETM) .....................................................................   5.50        07/01/23           5,640,389
     5,000  Allegheny County Hospital Development Authority, Pennsylvania,
             Pittsburgh Mercy Health Ser 1996 (AMBAC) (ETM) ............................   5.625       08/15/18           4,870,000
    10,000  Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B
             (MBIA) (ETM) ..............................................................   6.00        08/01/17          10,242,800
     4,360  Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA)
             (ETM) .....................................................................   5.375       01/01/25           4,072,240
     5,000  Shelby County Health, Educational & Housing Facility Board, Tennessee,
             LeBonheur Children's Medical Center Inc Ser D (MBIA) (ETM) ................   5.50        08/15/19           4,828,650
 ---------                                                                                                             ------------
    44,125                                                                                                               44,071,548
 ---------                                                                                                             ------------
   543,915  TOTAL TAX-EXEMPT MUNICIPAL BONDS (Identified Cost $534,832,787) .....................................       522,483,551
 ---------                                                                                                             ------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (2.2%)
     5,300  Collier County Health Facilities Authority, Florida, Cleveland Clinic
             Foundation Ser 1999 (Demand 11/01/99) .....................................   3.65*       01/01/33           5,300,000
     5,200  Farmington, New Mexico, Arizona Public Service Co Ser 1994 B
             (Demand 11/01/99) .........................................................   3.55*       09/01/24           5,200,000
     1,700  Harris County Health Facilities Development Corporation, Texas,
             St Luke's Episcopal Hospital Ser 1997 B (Demand 11/01/99) .................   3.65*       02/15/27           1,700,000
 ---------                                                                                                             ------------

    12,200  TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Identified Cost $12,200,000)                              12,200,000
 ---------                                                                                                             ------------
 $ 556,115  TOTAL INVESTMENTS (Identified Cost $547,032,787) (a) .................................        99.1%         534,683,551
 =========
            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .......................................         0.9            4,593,503
                                                                                                         -----         ------------
            NET ASSETS ...........................................................................       100.0%        $539,277,054
                                                                                                         =====         ============


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Portfolio of Investments October 31, 1999 , continued



---------------
 AMT   Alternative Minimum Tax.
 COPs  Certificates of Participation.
 ETM   Escrowed to maturity.
 WI    Security purchased on a when-issued basis.
  +    Prerefunded to call date shown.
  *    Current coupon of variable rate demand obligation.
 ** This security is segregated in connection with the purchase of "when-issued" securities.
 (a) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $2,250,713 and the aggregate gross unrealized depreciation is $14,599,949, resulting in net unrealized depreciation of $12,349,236.


Bond Insurance:
---------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
FSA    Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1999


ASSETS:
Investments in securities, at value
  (identified cost $547,032,787)..........................................   $534,683,551
Cash .....................................................................         96,299
Receivable for:
   Interest ..............................................................      9,824,398
   Investments sold ......................................................      6,444,712
Prepaid expenses and other assets ........................................        315,293
                                                                             -------------
   TOTAL ASSETS ..........................................................    551,364,253
                                                                             -------------
LIABILITIES:
Payable for:
   Investments purchased .................................................     11,446,392
   Dividends to preferred shareholders ...................................        339,901
   Investment management fee .............................................        193,884
Accrued expenses .........................................................        107,022
                                                                             -------------
   TOTAL LIABILITIES .....................................................     12,087,199
                                                                             -------------
NET ASSETS ...............................................................   $539,277,054
                                                                             =============
COMPOSITION OF NET ASSETS:
Preferred shares of beneficial interest (1,000,000 shares authorized of
  non-participating $.01 par value, 3,100 shares outstanding) ............   $155,000,000
                                                                             -------------
Common shares of beneficial interest (unlimited shares authorized of
  $.01 par value, 28,064,113 shares outstanding)..........................    403,247,136
Net unrealized depreciation ..............................................    (12,349,236)
Accumulated undistributed net investment income ..........................      3,295,888
Accumulated net realized loss ............................................     (9,916,734)
                                                                             -------------
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS ..........................    384,277,054
                                                                             -------------
   TOTAL NET ASSETS ......................................................   $539,277,054
                                                                             =============
NET ASSET VALUE PER COMMON SHARE
  ($384,277,054 divided by 28,064,113 common shares outstanding)..........         $13.69
                                                                                   =======


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Financial Statements, continued

STATEMENT OF OPERATIONS
For the year ended October 31, 1999


NET INVESTMENT INCOME:
INTEREST INCOME ............................... $ 31,422,847
                                                ------------
EXPENSES
Investment management fee .....................    2,029,156
Auction commission fees .......................      506,356
Professional fees .............................      112,562
Transfer agent fees and expenses ..............      112,156
Shareholder reports and notices ...............       50,976
Auction agent fees ............................       41,115
Registration fees .............................       33,274
Custodian fees ................................       24,327
Trustees' fees and expenses ...................       17,857
Other .........................................       47,012
                                                ------------
   TOTAL EXPENSES .............................    2,974,791
Less: expense offset ..........................      (24,166)
                                                ------------
   NET EXPENSES ...............................    2,950,625
                                                ------------
   NET INVESTMENT INCOME ......................   28,472,222
                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .............................    1,342,564
Net change in unrealized appreciation .........  (51,093,174)
                                                ------------
   NET LOSS ...................................  (49,750,610)
                                                ------------
NET DECREASE .................................. $(21,278,388)
                                                ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS


                                                             FOR THE YEAR       FOR THE YEAR
                                                                 ENDED             ENDED
                                                           OCTOBER 31, 1999   OCTOBER 31, 1998
                                                          ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income ...................................   $  28,472,222      $  29,004,299
Net realized gain .......................................       1,342,564          3,722,951
Net change in unrealized appreciation ...................     (51,093,174)        16,764,229
                                                            -------------      -------------
   NET INCREASE (DECREASE) ..............................     (21,278,388)        49,491,479
                                                            -------------      -------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Preferred ...............................................      (5,349,191)        (5,734,332)
Common ..................................................     (23,908,726)       (22,792,814)
                                                            -------------      -------------
   TOTAL DIVIDENDS ......................................     (29,257,917)       (28,527,146)
                                                            -------------      -------------
Decrease from transactions in common shares of beneficial
  interest ..............................................      (4,993,279)       (15,886,137)
                                                            -------------      -------------
   NET INCREASE (DECREASE) ..............................     (55,529,584)         5,078,196
NET ASSETS:
Beginning of period .....................................     594,806,638        589,728,442
                                                            -------------      -------------
   END OF PERIOD
   (Including undistributed net investment income
   of $3,295,888 and $4,081,583, respectively)...........   $ 539,277,054      $ 594,806,638
                                                            =============      =============


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Notes to Financial Statements October 31, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Trust that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS - It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations

Morgan Stanley Dean Witter Insured Municipal Income Trust
Notes to Financial Statements October 31, 1999, continued

which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

Under the terms of the Agreement, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 1999 aggregated $30,853,663 and $41,538,786, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $1,800.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,299. At October 31, 1999, the Trust had an accrued pension liability of $37,735 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Dean Witter Insured Municipal Income Trust
Notes to Financial Statements October 31, 1999, continued


4. PREFERRED SHARES OF BENEFICIAL INTEREST

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.


                      AMOUNT IN                    RESET           RANGE OF
 SERIES    SHARES*    THOUSANDS*       RATE*       DATE        DIVIDEND RATES**
--------  ---------  ------------  ------------  ----------   -----------------
   1          400       $20,000         3.55 %   11/01/99     2.75%  -  5.00 %
   2          900        45,000         3.85     09/05/00     3.52   -  3.85
   3        1,000        50,000         3.60     07/10/00     3.58   -  3.60
   4          400        20,000         3.298    11/01/99     2.75   -  4.75
   5          400        20,000         3.55     11/01/99     2.75   -  4.875


---------------
*   As of October 31, 1999.

**  For the year ended October 31, 1999.

Subsequent to October 31, 1999 and up through December 3, 1999, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 3.00% to 3.85% in the aggregate amount of $788,021.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Dean Witter Insured Municipal Income Trust
Notes to Financial Statements October 31, 1999, continued


5. COMMON SHARES OF BENEFICIAL INTEREST

Transactions in common shares of beneficial interest were as follows:



                                                                                                                CAPITAL
                                                                                                                PAID IN
                                                                                                               EXCESS OF
                                                                                 SHARES        PAR VALUE       PAR VALUE
                                                                            ---------------   -----------   ---------------
Balance, October 31, 1997 . .............................................      29,583,513      $ 295,835     $ 423,830,717
Treasury shares purchased and retired (weighted average discount 8.69%)*       (1,150,500)       (11,505)      (15,874,632)
                                                                               ----------      ---------     -------------
Balance, October 31, 1998 ...............................................      28,433,013        284,330       407,956,085
Treasury shares purchased and retired (weighted average discount 5.33%)*         (368,900)        (3,689)       (4,989,590)
                                                                               ----------      ---------     -------------
Balance, October 31, 1999 ...............................................      28,064,113      $ 280,641     $ 402,966,495
                                                                               ==========      =========     =============

---------------
  *  The Trustees have voted to retire the shares purchased.


6. FEDERAL INCOME TAX STATUS

During the year ended October 31, 1999, the Trust utilized approximately $1,343,000 of its net capital loss carryover. At October 31, 1999, the Trust had a net capital loss carryover of approximately $9,917,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through October 31 of the following years:

                          AMOUNT IN THOUSANDS
                   ------------------------------
                     2002       2003       2004
                   --------   --------   --------

                    $4,884      $4,412     $621
                    ======      ======     ====

7. DIVIDENDS TO COMMON SHAREHOLDERS

On September 28, 1999, the Trust declared the following dividends from net investment income:

              AMOUNT              RECORD               PAYABLE
             PER SHARE             DATE                  DATE
          --------------   -------------------   -------------------
            $0.0725         November 5, 1999      November 19, 1999
            $0.0725         December 3, 1999      December 17, 1999

Morgan Stanley Dean Witter Insured Municipal Income Trust
Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:


                                                                         FOR THE YEAR ENDED OCTOBER 31*
                                                             ---------------------------------------------------------------------
                                                                 1999          1998          1997          1996          1995
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......................    $15.47        $14.69        $13.86        $13.69         $11.41
                                                                ------        ------        ------        ------         ------
Income (loss) from investment operations:
 Net investment income .....................................      1.01          1.00          1.00          0.97           0.96
 Net realized and unrealized gain (loss) ...................     (1.77)         0.71          0.70         (0.01)          2.22
                                                                ------        ------        ------        ------         ------
Total income (loss) from investment operations .............     (0.76)         1.71          1.70          0.96           3.18
                                                                ------        ------        ------        ------         ------
Less dividends from:
 Net investment income .....................................     (0.84)        (0.78)        (0.78)        (0.75)         (0.80)
 Common share equivalent of dividends paid to preferred
  shareholders .............................................     (0.19)        (0.20)        (0.19)        (0.17)         (0.16)
                                                                ------        ------        ------        ------         ------
Total dividends ............................................     (1.03)        (0.98)        (0.97)        (0.92)         (0.96)
                                                                ------        ------        ------        ------         ------
Anti-dilutive effect of acquiring treasury shares ..........      0.01          0.05          0.10          0.13           0.06
                                                                ------        ------        ------        ------         ------
Net asset value, end of period .............................    $13.69       $ 15.47        $14.69       $ 13.86         $13.69
                                                                ======        ======        ======        ======         ======
Market value, end of period ................................    $13.25       $14.813        $13.25       $11.625         $11.50
                                                                ======        ======        ======        ======         ======
TOTAL RETURN+ .............................................      (5.17)%       18.27%        21.21%         7.81%         19.11%

RATIOS TO AVERAGE NET ASSETS OF COMMON SHAREHOLDERS:
Total expenses .............................................      0.70%         0.69%         0.68%(1)      0.68%(1)       0.71%(1)
Net investment income before preferred stock dividends .....      6.71%         6.60%         7.04%         7.06%          7.51%
Preferred stock dividends ..................................      1.26%         1.30%         1.31%         1.25%          1.38%
Net investment income available to common shareholders .....      5.45%         5.30%         5.73%         5.81%          6.13%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ....................  $539,277      $594,807      $589,728      $591,016       $612,839
Asset coverage on preferred shares at end of period ........       347%          383%          380%          381%           395%
Portfolio turnover rate ....................................         5%            7%            2%            1%             1%




-------------
* The per share amounts were computed using an average number of shares outstanding during the period.
+ Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Insured Municipal Income Trust
Report of Independent Accountants


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INSURED MUNICIPAL INCOME TRUST

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Insured Municipal Income Trust (the "Trust") at October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
December 8, 1999


                       1999 FEDERAL TAX NOTICE (unaudited)

     For the year ended October 31, 1999, all of the Trust's dividends from net investment income received by both common and preferred shareholder classes were exempt interest dividends, excludable from gross income for Federal income tax purposes.


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TRUSTEES
------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
------------------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



MORGAN STANLEY
DEAN WITTER
INSURED
MUNICIPAL
INCOME TRUST


ANNUAL REPORT
OCTOBER 31, 1999